Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	R$ 2,487,626	R$ 1,663,606	R$ 791,006
Discounts	(184,116)	(100,425)	(30,305)
ProUni scholarships	(272,581)	(201,436)	(109,217)
Taxes and contributions on revenue	(68,404)	(44,399)	(20,337)
Net revenue	1,962,525	1,317,346	631,147
Amount billed to students for the portion to be transferred to the hub partner	516,905	343,603	181,630
Revenue balance payable to the hub partner	23,018	43,676	12,989
Transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,942,200	1,299,183	624,871
Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 20,325	R$ 18,163	R$ 6,276